Capital, Reserves and Dividends	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Capital, Reserves and Dividends

38	CAPITAL, RESERVES AND DIVIDENDS

(a)	Share capital
Ordinary shares, issued and fully paid:

			Equivalent
	Number	HK$	RMB
	of shares	Million	Million
As of January 1, and December 31, 2021 and 2020	20,475,482,897	382,263	402,130

The holders of ordinary shares are entitled to receive dividends as declared from time to time and are entitled to one vote per share at meetings of the Company. All ordinary shares rank equally with regard to the Company’s residual assets.

(b)	Dividends

(i)	Dividends attributable to the year:

	2021	2020	2019
	Million	Million	Million
Ordinary interim dividend declared and paid of HK$1.630 (equivalent to approximately RMB1.356) (2020: HK$1.530 (equivalent to approximately RMB 1.398); 2019: HK$1.527 (equivalent to approximately RMB 1.343) per share	27,669	27,557	28,206
Ordinary final dividend proposed after the balance sheet date of HK$ 2.430 (equivalent to approximately RMB1.987 ) (2020: HK$ 1.760 (equivalent to approximately RMB1.481); 2019: HK$1.723 (equivalent to approximately RMB1.543)) per share	42,443	30,330	31,602

	70,112	57,887	59,808

The proposed ordinary final dividend, which is declared in Hong Kong dollar is translated into RMB with reference to the rate HK$1 = RMB0.81760, being the rate announced by the State Administration of Foreign Exchange in the PRC on December 31, 2021. As the ordinary final dividend was declared after the balance sheet date, such dividend is not recognized as liability as of December 31, 2021.
In case of any change in the total number of issued shares of the Company between the date of proposal and the record date for the implementation of the 2021 final dividend, the Company intends to keep the total amount of profit distribution unchanged and adjust the amount of dividend per share accordingly.
In accordance with the 2009 Notice and the PRC enterprise income tax law, the Company is required to withhold enterprise income tax equal to 10% of any dividend, when it is distributed to non-resident
enterprise shareholders whose names appeared on the Company’s register of members, as at
the record date for such dividend, and who were not individuals.

(ii)	Dividends attributable to the previous financial year, approved and paid during the year:

	2021	2020	2019
	Million	Million	Million
Ordinary final dividend in respect of the previous financial year, approved and paid during the year, of HK$1.760 (equivalent to approximately RMB1.481) (2020: HK$1.723 (equivalent to approximately RMB1.543); 2019: HK$1.391 (equivalent to approximately RMB1.219)) per share	29,916	32,169	25,059

(c)	Nature and purpose of different reserves

(i)	Capital reserve
The capital reserve mainly comprises the following:

•	RMB295,665 million debit balance brought forward as a result of the elimination of goodwill arising on the acquisition of subsidiaries before January 1, 2001 against the capital reserve;

•	Share of other comprehensive income/(loss) of investments accounted for using the equity method;

•	The changes in fair value of financial assets measured at FVOCI, net of tax, until the financial assets are derecognized;

•	The difference between the consideration and the carrying amounts of net assets of acquired business under business combinations under common control; and

•	The fair value of share options granted to employees of the Group that are recognized in accordance with the accounting policy in note 2 (v)(iii).

(ii)	PRC statutory reserves
PRC statutory reserves mainly include statutory surplus reserve and discretionary surplus reserve.
In accordance with the Company Law of the PRC, domestic enterprises in the mainland of China are required to transfer 10% of their profit after taxation, as determined under accounting principles generally accepted in the PRC (“PRC GAAP”), to the statutory surplus reserve until such reserve balance reaches 50% of the registered capital of relevant mainland subsidiaries. Moreover, upon a resolution made by the shareholders, a certain percentage of domestic enterprises’ profit after taxation, as determined under PRC GAAP, is transferred to the discretionary surplus reserve. During the year, appropriations were made by such subsidiaries to the statutory surplus reserves and discretionary surplus reserves accordingly.
The statutory and discretionary surplus reserves can be used to reduce previous years’ losses, if any, and may be converted into paid-up
capital, provided that the statutory reserve after such conversion is not less than 25% of the registered capital of relevant subsidiaries.

(iii)	Other reserves
In accordance with relevant regulations issued by the Ministry of Finance of the PRC, a subsidiary of the Company, China Mobile Finance, is required to set aside a reserve through appropriations of profit after tax according to a certain ratio of the ending balance of its gross risk-bearing assets to cover potential losses against such assets.

(iv)	Exchange reserve
The exchange reserve comprises all foreign currency translation differences arising from the translation of foreign currency denominated financial statements of overseas enterprises. The reserve is dealt with in accordance with the accounting policies set out in note 2(y).

(d)	Capital management
The Group’s primary objectives of capital management are to maintain a reasonable capital structure and to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders. The Group actively and regularly reviews and manages its capital structure to stabilize the capital position and prevent operation risk. Meanwhile, the Group will maximize the shareholders’ return and will make adjustment on the capital structure in accordance with the changes in economic conditions.
The Group monitors capital on the basis of
liabilities-to-assets
ratio. This ratio is calculated as total liabilities divided by total assets. At the end of reporting period, the Group’s liabilities-to-assets
ratio is as follows:

	As of	As of
	December 31, 2021	December 31, 2020
	Million	Million
Total assets	1,841,327	1,727,882
Total liabilities	631,035	575,110

Liabilities-to-assets ratio	34.3%	33.3%

Except

for China Mobile Finance that is subject to certain capital requirements imposed by China Banking and Insurance Regulatory Commission, the Company and its other subsidiaries are not subject to externally imposed capital requirements.